ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 3,022	$ 4,528
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	1,245	3,733
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 653	$ 446